Average Annual Total Returns		12 Months Ended		28 Months Ended					29 Months Ended
		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	[1]	5.72%	5.90%	[1]
Bloomberg U.S. 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.11%			5.69%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	[3]				22.25%	[3]	21.05% [4]
CBOE S&P 500 BuyWrite Monthly Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	8.91%					13.24%
S&P 500 Dividend Aristocrats Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	7.28%							6.61%
Russell 1000 Value Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	15.91%							14.49%
Madison Short-Term Strategic Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.72%			6.66%
Performance Inception Date					Sep. 05, 2023
Madison Short-Term Strategic Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.46%			4.38%
Madison Short-Term Strategic Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.00%			4.13%
Madison Aggregate Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.69%		6.08%
Performance Inception Date				Aug. 28, 2023
Madison Aggregate Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.60%		4.00%
Madison Aggregate Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.52%		3.76%
Madison Covered Call ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.75%					6.89%
Performance Inception Date							Aug. 21, 2023
Madison Covered Call ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.86%					3.12%
Madison Covered Call ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.65%					3.84%
Madison Dividend Value ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.73%							8.14%
Performance Inception Date									Aug. 14, 2023
Madison Dividend Value ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.25%							7.59%
Madison Dividend Value ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.08%							6.24%

[1]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index measures the performance of that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Investors cannot invest directly in an index.
[2]	The Bloomberg U.S. 1-5 Year Govt/Credit Index is an unmanaged index which is a component of the US Government/Credit Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and five years. Investors cannot invest directly in an index.
[3]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.
[4]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.
[5]	CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buywrite strategy using S&P 500 index call options. Investors cannot invest directly in an index.
[6]	The S&P 500 Dividend Aristocrats Index measures the performance of S&P 500 companies that have increased dividends every year for the last 25 consecutive years. Investors cannot invest directly in an index.
[7]	The Russell 1000 Value Index measures the performance of large- and mid-capitalization U.S. stocks that exhibit value characteristics as determined by FTSE Russell. Returns for the Russell 1000 Value Index include the reinvestment of dividends. Investors cannot invest directly in an index.